INCOME TAXES - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%
Deductible temporary differences for which no deferred tax liabilities is recognised	$ 5	$ 5